Equity - Additional information (Details) - EUR (€) € / shares in Units, € in Millions	1 Months Ended	6 Months Ended
	Feb. 28, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of equity [Line Items]
Net decrease in currency translation reserve		€ 151
Cash dividend paid		472	€ 3
TRY [member]
Disclosure of equity [Line Items]
Net decrease in currency translation reserve		(136)
USD [member]
Disclosure of equity [Line Items]
Net decrease in currency translation reserve		208
GBP [member]
Disclosure of equity [Line Items]
Net decrease in currency translation reserve		63
Reserve of cash flow hedges [member]
Disclosure of equity [Line Items]
Changes in unrealised revaluations		577	€ 242
Retained earnings [Member]
Disclosure of equity [Line Items]
Cash dividend paid	€ 468	€ 468
Dividend per ordinary share paid	€ 0.12
Dividends paid as percentage of adjusted net profits	15.00%